Results of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Provision for loan losses	$ 263,370	$ 602,563
Amortization of intangibles	9,434	9,883	10,072
Depreciation expense	47,137	48,162	46,736
Income tax expense	58,279	(251,327)	(26,403)
Net Income	(313,490)	599,327	245,275
Assets	33,096,695	35,749,333
Segment, Continuing Operations [Member]
Segment Reporting Information [Line Items]
Net Interest income (expense)	945,072	1,344,574	1,281,627
Provision for loan losses	270,134	606,106	397,073
Non interest Income	386,515	791,013	511,489
Amortization of intangibles	8,160	7,971	8,161
Depreciation expense	46,327	45,764	44,364
Loss on early extinguishment of debt	532	3,388	25,196
Noninterest Expense Other	1,138,665	1,164,867	1,137,268
Income tax expense	58,279	(251,327)	(26,403)
Income (loss) from continuing operations	(190,510)	558,818	207,457
Assets			36,507,535
Segment, Continuing Operations [Member] | Intersegment Elimination [Member]
Segment Reporting Information [Line Items]
Net Interest income (expense)	0	0	0
Provision for loan losses	0	0	0
Non interest Income	0	0	0
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Noninterest Expense Other	0	0	0
Income tax expense	0	0	0
Income (loss) from continuing operations	0	0
Net Income			0
Assets		(24,609)	(31,792)
Segment, Continuing Operations [Member] | Total Operating Segments [Member]
Segment Reporting Information [Line Items]
Net Interest income (expense)	1,446,590	1,452,802	1,385,890
Provision for loan losses	270,334	605,708	396,669
Non interest Income	347,570	318,146	438,558
Amortization of intangibles	8,160	7,971	8,161
Depreciation expense	45,679	45,121	43,106
Loss on early extinguishment of debt	532	0	25,196
Noninterest Expense Other	1,068,658	1,096,651	1,068,810
Income tax expense	81,074	(234,103)	(16,500)
Income (loss) from continuing operations	319,723	249,600
Net Income			299,006
Assets			36,220,233
Segment, Continuing Operations [Member] | Corporate Non Segment [Member]
Segment Reporting Information [Line Items]
Net Interest income (expense)	(501,518)	(108,228)	(104,750)
Provision for loan losses	(200)	398	404
Non interest Income	41,695	475,663	76,156
Amortization of intangibles	0	0	0
Depreciation expense	648	643	1,258
Loss on early extinguishment of debt	0	3,388	0
Noninterest Expense Other	72,759	70,997	71,579
Income tax expense	(22,796)	(17,082)	(9,945)
Income (loss) from continuing operations	(510,234)	309,091
Net Income			(91,890)
Assets			5,308,327
Segment, Continuing Operations [Member] | Eliminations [Member]
Segment Reporting Information [Line Items]
Net Interest income (expense)	0	0	487
Provision for loan losses	0	0	0
Non interest Income	(2,750)	(2,796)	(3,225)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Noninterest Expense Other	(2,752)	(2,781)	(3,121)
Income tax expense	1	(142)	42
Income (loss) from continuing operations	1	127
Net Income			341
Assets			(5,021,025)
Banco Popular De Puerto Rico [Member] | Segment, Continuing Operations [Member] | Operating Segments Member
Segment Reporting Information [Line Items]
Net Interest income (expense)	1,288,889	1,260,537	1,199,210
Provision for loan losses	289,184	616,883	356,496
Non interest Income	283,251	281,894	401,417
Amortization of intangibles	7,351	7,162	7,351
Depreciation expense	39,062	38,282	37,321
Loss on early extinguishment of debt	0	0	25,196
Noninterest Expense Other	884,289	943,444	903,677
Income tax expense	77,973	(236,898)	(20,245)
Income (loss) from continuing operations	274,281	173,558
Net Income			290,831
Assets		26,883,073	27,600,235
Banco Popular De Puerto Rico [Member] | Commercial Banking [Member] | Segment, Continuing Operations [Member] | Operating Segments Member
Segment Reporting Information [Line Items]
Net Interest income (expense)	521,957	493,836	424,467
Provision for loan losses	138,213	180,228	149,597
Non interest Income	3,534	(41,362)	19,426
Amortization of intangibles	4	4	13
Depreciation expense	16,407	16,083	16,840
Loss on early extinguishment of debt	0	0	8,037
Noninterest Expense Other	254,146	296,319	279,358
Income tax expense	22,899	(66,747)	(33,068)
Income (loss) from continuing operations	93,822	26,587
Net Income			23,116
Assets		10,803,992	12,770,793
Banco Popular De Puerto Rico [Member] | Consumer And Retail Banking [Member] | Segment, Continuing Operations [Member] | Operating Segments Member
Segment Reporting Information [Line Items]
Net Interest income (expense)	757,721	757,039	762,857
Provision for loan losses	150,971	436,655	206,899
Non interest Income	181,117	224,080	269,190
Amortization of intangibles	6,836	6,837	6,833
Depreciation expense	21,551	20,981	19,522
Loss on early extinguishment of debt	0	0	17,159
Noninterest Expense Other	562,345	578,903	555,797
Income tax expense	38,825	(182,471)	(1,460)
Income (loss) from continuing operations	158,310	120,214
Net Income			227,297
Assets		18,083,293	19,668,009
Banco Popular De Puerto Rico [Member] | Other Services [Member] | Segment, Continuing Operations [Member] | Operating Segments Member
Segment Reporting Information [Line Items]
Net Interest income (expense)	9,207	9,662	11,882
Provision for loan losses	0	0	0
Non interest Income	98,794	99,243	112,949
Amortization of intangibles	511	321	505
Depreciation expense	1,104	1,218	959
Loss on early extinguishment of debt	0	0	0
Noninterest Expense Other	67,992	68,289	68,670
Income tax expense	16,249	12,320	14,281
Income (loss) from continuing operations	22,145	26,757
Net Income			40,416
Assets		576,299	632,676
Banco Popular De Puerto Rico [Member] | Elimination Corporate [Member] | Segment, Continuing Operations [Member] | Operating Segments Member
Segment Reporting Information [Line Items]
Net Interest income (expense)	4	0	4
Provision for loan losses	0	0	0
Non interest Income	(194)	(67)	(148)
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt	0	0	0
Noninterest Expense Other	(194)	(67)	(148)
Income tax expense	0	0	2
Income (loss) from continuing operations	4	0
Net Income			2
Assets		(2,580,511)	(5,471,243)
Banco Popular North America [Member] | Segment, Continuing Operations [Member] | Operating Segments Member
Segment Reporting Information [Line Items]
Net Interest income (expense)	157,701	192,265	186,680
Provision for loan losses	(18,850)	(11,175)	40,173
Non interest Income	64,319	36,252	37,141
Amortization of intangibles	809	809	810
Depreciation expense	6,617	6,839	5,785
Loss on early extinguishment of debt	532	0	0
Noninterest Expense Other	184,369	153,207	165,133
Income tax expense	3,101	2,795	3,745
Income (loss) from continuing operations	45,442	76,042
Net Income			8,175
Assets		8,724,784	8,651,790
Banco Popular North America [Member] | Elimination Corporate [Member] | Segment, Continuing Operations [Member] | Operating Segments Member
Segment Reporting Information [Line Items]
Net Interest income (expense)	0	0	0
Provision for loan losses	0	0	0
Non interest Income	0	0	0
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt		0	0
Noninterest Expense Other	0	0	0
Income tax expense	0	0	0
Income (loss) from continuing operations	0	0
Net Income			0
Assets			(1,094,351)
Banco Popular North America [Member] | Popular Community Bank [Member] | Segment, Continuing Operations [Member] | Operating Segments Member
Segment Reporting Information [Line Items]
Net Interest income (expense)	154,806	189,229	183,222
Provision for loan losses	(16,416)	(13,998)	24,973
Non interest Income	61,982	35,833	34,026
Amortization of intangibles	809	809	810
Depreciation expense	6,617	6,839	5,785
Loss on early extinguishment of debt		0	0
Noninterest Expense Other	181,452	150,767	162,309
Income tax expense	3,101	4,012	3,745
Income (loss) from continuing operations	40,693	76,633
Net Income			19,626
Assets			9,378,779
Banco Popular North America [Member] | E Loan Inc [Member] | Segment, Continuing Operations [Member] | Operating Segments Member
Segment Reporting Information [Line Items]
Net Interest income (expense)	2,895	3,036	3,458
Provision for loan losses	(2,434)	2,823	15,200
Non interest Income	2,337	419	3,115
Amortization of intangibles	0	0	0
Depreciation expense	0	0	0
Loss on early extinguishment of debt		0	0
Noninterest Expense Other	2,917	2,440	2,824
Income tax expense	0	(1,217)	0
Income (loss) from continuing operations	4,749	(591)
Net Income			(11,451)
Assets			$ 367,362